Leases - Schedule of Maturities of Operating Lease Liabilities (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Maturities of Operating Lease Liabilities [Abstract]
2026	$ 1,456,106
Total future minimum lease payments	1,456,106
Less: imputed interest	18,753
Present value of lease liabilities	$ 1,437,353	$ 4,599,228